Revenue from services provided to customers - Schedule Of Disaggregation Of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 150,218	¥ 159,494	¥ 168,695
Administration fees	63,215	62,619	60,983
Custodial fees	16,614	16,089	15,841
Total	¥ 230,047	¥ 238,202	¥ 245,519